Discontinued operations (Details 3) $ in Millions	Oct. 08, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 10, 2021
Statement [line items]
Identifiable assets acquired (liabilities assumed)		$ 3,699	$ 1,077	$ 735
Intangible assets other than goodwill		26,879	31,644
Deferred tax liability (asset)		(2,061)	$ (1,053)	$ (673)
Discontinued operations
Statement [line items]
Intangible assets other than goodwill		$ 1,481
Discontinued operations | GlaxoSmithKline plc (GSK)
Statement [line items]
Consideration transferred, acquisition-date fair value	$ 415
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(350)
Additional recognition, goodwill	107
Number of brands in portfolio to acquire					3
Number of markets for the acquired brands					100
Potential milestone maximum payments	150
Cash transferred	351
Contingent consideration recognised as of acquisition date	64
Identifiable assets acquired (liabilities assumed)	308
Intangible assets other than goodwill	292
Deferred tax liability (asset)	$ 16